SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 9: SUBSEQUENT EVENTS

On July 27, 2012, the Company issued 211,865 ordinary shares following the conversion of $300 in principal under the Debenture described above in Note 4.

On August 8, 2012, the Company closed a public offering of 5,500,000 ordinary shares at a public offering price of $5.00 per share for aggregate gross proceeds of $27,500. Under the terms of the underwriting agreement, the Company granted the underwriter an option, exercisable for 45 days, to purchase up to an additional 825,000 of the Company's ordinary shares at the same price, solely to cover over-allotments.

On August 28, 2012, the underwriter exercised its over-allotment option in full, and on August 29, 2012, the Company closed the sale of an additional 825,000 ordinary shares at a price to the public of $5.00 per share for aggregate gross proceeds of $4,125.